Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayments and Other Current Assets

	December 31,
	2018	2019
	RMB	RMB
Prepayments to vendors and content providers	130,624	184,744
Interests receivable	123,333	168,739
Loan to a third party	—	10,000
Receivables from exercise of vested share options	—	9,475
Others	65,536	27,657

Total	319,493	400,615